PRINCIPAL ACCOUNTING POLICIES (Group's Financial Liabilities Classified as Level 3) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability award of Yitel's share option	2,022	464
Convertible notes measured at fair value	1,157,295	1,056,209
Interest rate swap transaction		10,562
Total financial liability	1,159,317	1,067,235
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability award of Yitel's share option	0	0
Convertible notes measured at fair value	0	0
Interest rate swap transaction		0
Total financial liability	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability award of Yitel's share option	0	0
Convertible notes measured at fair value	0	0
Interest rate swap transaction		0
Total financial liability	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability award of Yitel's share option	2,022	464
Convertible notes measured at fair value	1,157,295	1,056,209
Interest rate swap transaction		10,562
Total financial liability	1,159,317	1,067,235